Share Capital and Share Premium Account - Additional Information (Detail)	Dec. 31, 2018 shares
Employee share ownership plan [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	41,530,909
Treasury shares [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	414,605,950
Free issue [member]
Disclosure Of Classes Of Share Capital And Share Premium [line items]
Share capital issued	4,922,930,765